Condensed Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016		Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017		Jun. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Revenues
Sales of VOIs, net	$ 143				$ 114							$ 261		$ 229		$ 508		$ 492		$ 520
Sales, marketing, brand and other fees	144				128							274		246		499		457		300
Financing	36				34							71		66		134		127		121
Resort and club management	35				34							71		65		143		125		112
Rental and ancillary services	47				49							93		94		173		164		157
Cost reimbursements	34				32							68		61		126		110		107
Total revenues	439		$ 415	$ 407	391		$ 370	$ 381	$ 373	$ 360	$ 361	838		761		1,583		1,475		1,317
Expenses
Cost of VOI sales	34				28							67		66		152		173		126
Sales and marketing	169				151							321		286		605		541		479
Financing	11				8							21		16		32		32		33
Resort and club management	10				8							20		16		36		32		29
Rental and ancillary services	31				30							58		56		113		113		110
General and administrative	29				21							52		37		92		57		40
Depreciation and amortization	7				6							14		11		24		22		18
License fee expense	23				20							43		39		80		74		62
Cost reimbursements	34				32							68		61		126		110		107
Total operating expenses	348		339	333	304		284	291	281	286	296	664		588		1,260		1,154		1,004
Allocated Parent interest expense					(7)									(13)		(26)		(29)		(36)
Interest expense	(7)											(14)				(3)
Other gain (loss), net					(1)							0		(1)		(1)		0		5
Gain (loss) on foreign currency transactions	0				1							0		1		0		0		(2)
Income before income taxes	84		65	68	80		80	83	85	67	57	160		160		293		292		280
Income tax expense	(33)				(33)							(59)		(65)		(125)		(118)		(113)
Net income (loss)	$ 51		$ 38	$ 35	$ 47		$ 48	$ 49	$ 51	$ 40	$ 34	$ 101		$ 95		$ 168	[1]	$ 174		$ 167
Earnings per share:
Earnings per share, Basic (in dollars per share)	$ 0.51	[2]	$ 0.38	$ 0.35	$ 0.48	[2]	$ 0.48	$ 0.49	$ 0.52	$ 0.40	$ 0.34	$ 1.02	[2]	$ 0.96	[2]	$ 1.70	[3]	$ 1.76	[3]	$ 1.69	[3]

[1]	Net income earned prior to October 24, 2016, is included in Additional paid-in capital instead of Accumulated retained earnings since the accumulation of retained earnings began as of the date of issuance of the Company's common stock to Park Hotel & Resorts. See Note 1: Organization for further discussion.
[2]	For the three and six months ended June 30, 2016, basic and diluted earnings per share was calculated based on shares distributed to Hilton Grand Vacations' stockholders on January 3, 2017. See Note 11: Earnings Per Share for additional information.
[3]	Basic and diluted earnings per share was calculated based on shares distributed to Hilton Grand Vacations' shareholders on January 3, 2017. See Note 16: Earnings Per Share for further discussion.